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                (Letterhead of Dean Witter Reynolds, Inc.)

                                        Rule 497(j)
                                        Reg. No. 333-91017


Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Morgan Stanley Dean Witter
Select Equity Trust Select 5 Industrial Portfolio 2000-1 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         MORGAN STANLEY DEAN WITTER
                         SELECT EQUITY TRUST
                         SELECT 5 INDUSTRIAL PORTFOLIO
                         2000-1
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                              /s/Thomas Hines
                              Thomas Hines
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549